Document and Entity Information	Apr. 20, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 20, 2022
Entity Registrant Name	GREENE COUNTY BANCORP INC.
Entity Incorporation, State or Country Code	X1
Entity File Number	0-25165
Entity Tax Identification Number	14-1809721
Entity Address, Address Line One	302 Main Street
Entity Address, City or Town	Catskill
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	12414
City Area Code	518
Local Phone Number	943-2600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001070524
Title of 12(b) Security	Stock, $0.10 par value
Trading Symbol	GCBC
Security Exchange Name	NASDAQ